Basis of Presentation and Organization	9 Months Ended
Sep. 23, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION
BASIS OF PRESENTATION AND ORGANIZATION
Nature of Operations
Tumi Holdings, Inc. (together with its subsidiaries, the “Company”) is a leading designer, producer and marketer of a comprehensive line of travel and business products and accessories in multiple categories. Prior to the Company’s initial public offering (the “IPO”) in April 2012, the Company also included its controlled affiliate, Tumi II, LLC (the “LLC”). In connection with the IPO, the LLC was merged with and into Tumi Holdings, Inc., with Tumi Holdings, Inc. continuing as the surviving corporation. The Company’s product offerings include travel bags, business cases, totes, handbags, business and travel accessories and small leather goods. The Company designs its products for, and markets its products to, sophisticated professionals, frequent travelers and brand-conscious individuals who enjoy the premium status and durability of Tumi products. The Company sells its products through a network of company-owned retail stores and outlet stores, partner stores, concessions, shop-in-shops, specialty luggage shops, high-end department stores and e-commerce distribution channels. The Company has approximately 1,700 points of distribution in over 70 countries, and its global distribution network is enhanced by the use of its three logistics facilities located in the United States, Europe and Asia. The Company designs its products in its U.S. design studios and selectively collaborates with well-known, international industrial and fashion designers for limited edition product lines. Production is sourced globally through a network of suppliers based in Asia, many of which are longtime suppliers, and the Caribbean.
Initial Public Offering
In April 2012, the Company completed its IPO of 15,608,221 shares of common stock sold by the Company and 5,988,624 shares of common stock sold by certain of the Company’s stockholders (inclusive of 2,816,980 shares of common stock from the full exercise of the option to purchase additional shares granted to the underwriters). The initial public offering price of the shares sold in the IPO was $18.00 per share. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The total proceeds to the Company, net of underwriters’ discounts and commissions, were approximately $264.1 million. The Company used the net proceeds received from the IPO to repurchase all of its preferred stock and preferred equity interests and 277,778 shares of its common stock owned by funds managed by, or entities affiliated with, Doughty Hanson & Co. Managers Limited (collectively, “Doughty Hanson”), the Company’s majority stockholder. The IPO costs incurred were charged against the net proceeds of the IPO and recorded in stockholders’ equity during the second quarter of 2012.
In connection with the IPO, the Company also:

•	effected a 101.200929-for-1 common stock split effective April 4, 2012 and a subsequent 1.037857-for-1 common stock split effective April 19, 2012;

•	merged the LLC with and into Tumi Holdings, Inc., with Tumi Holdings, Inc. continuing as the surviving corporation, and cancelled all common interests in the LLC;

•	increased its authorized shares of common stock to 350,000,000 and authorized 75,000,000 shares of preferred stock;

•	entered into an amended and restated credit facility effective April 4, 2012;

•	paid a one-time special bonus of $5,511,693 to its CEO, which was expensed by the Company in the second quarter of 2012; and

•	adopted its 2012 Long-Term Incentive Plan (the “2012 Plan”).
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b) (the “Prospectus”) under the Securities Act of 1933 (the “Securities Act”) on April 20, 2012.
The condensed consolidated balance sheet as of December 31, 2011 included herein was derived from the audited financial statements as of that date, but does not include all disclosures, including notes required by US GAAP.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the full year 2012 or any future period.
Reporting Periods
The reporting periods for the Company’s unaudited interim quarterly financial information are based on the first month of each fiscal quarter including five Sundays and the second and third months of each fiscal quarter including four Sundays, with the fourth quarter always ending on December 31. Accordingly, the three-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on June 25, 2012 and June 27, 2011 and ended on September 23, 2012 and September 25, 2011, respectively. The nine-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on January 1, 2012 and 2011 and ended on September 23, 2012 and September 25, 2011, respectively.
Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow-moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.
Cash and Cash Equivalents
As of September 23, 2012, the total balances in U.S. bank accounts over the Federal Deposit Insurance Company limit then in effect was approximately $5,018,000. The total balance in international bank accounts at September 23, 2012 was approximately $4,313,000.
Stock Compensation
Stock compensation represents the cost related to stock options granted to employees under the 2012 Plan. The Company measures stock compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the vesting period. The Company estimates the fair value of stock options using the Black-Scholes valuation model. All stock compensation costs are recorded in cost of sales or the various operating expense lines in the condensed consolidated statements of operations based on the employee’s respective function. See Note 16 for further details regarding the Company’s stock option activity.
Fair Value Measurements
The Company applies the Financial Accounting Standards Board’s (the “FASB”) guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s non-financial assets which are subject to nonrecurring fair value measurements include goodwill, intangible assets and property, plant and equipment. These assets are recorded at carrying value. However, whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable (or at least annually for goodwill and indefinite-lived intangible assets), such assets are assessed for impairment and, if applicable, written down to and recorded at fair value. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (a Level 3 input). A DCF analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in a DCF analysis require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and the Company’s variable interest rate credit facility (see Note 9, Credit Facility) were reasonable estimates of their fair value as of September 23, 2012. If measured at fair value in the financial statements, the Company’s variable interest rate credit facility would be classified as Level 2 in the fair value hierarchy.